Shareholder Report, Average Annual Return (Details)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
C000253559
Average Annual Return [Line Items]
Line Graph and Table Measure Name			3EDGE Dynamic Fixed Income ETF
C000253560
Average Annual Return [Line Items]
Line Graph and Table Measure Name			3EDGE Dynamic Hard Assets ETF
C000253561
Average Annual Return [Line Items]
Line Graph and Table Measure Name			3EDGE Dynamic International Equity ETF
C000253562
Average Annual Return [Line Items]
Line Graph and Table Measure Name			3EDGE Dynamic US Equity ETF
Without Sales Load [Member] | C000253559
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%
Without Sales Load [Member] | C000253560
Average Annual Return [Line Items]
Average Annual Return, Percent		18.89%
Without Sales Load [Member] | C000253561
Average Annual Return [Line Items]
Average Annual Return, Percent		12.42%
Without Sales Load [Member] | C000253562
Average Annual Return [Line Items]
Average Annual Return, Percent		12.23%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.79%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		18.68%
MSCI ACWI Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (TR)
Average Annual Return, Percent		18.67%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		18.68%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	ACWI – All Country World Index
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.